Cover	Dec. 11, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 11, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-43011
Entity Registrant Name	Twelve Seas Investment Co III/Cayman
Entity Central Index Key	0002052243
Entity Tax Identification Number	86-2888466
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2685 Nottingham Avenue
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90027
City Area Code	917
Local Phone Number	361-1177
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	TWLVU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	TWLV
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-tenth (1/10) of one Class A ordinary share upon the consummation of the initial business combination
Title of 12(b) Security	Rights, each right entitling the holder to receive one-tenth (1/10) of one Class A ordinary share
Trading Symbol	TWLV
Security Exchange Name	NASDAQ